CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)		Total		SEPA Commitment Fee [Member]	Lincoln Park [Member]	Convertible Preferred Stock [Member]		Common Stock [Member]		Common Stock [Member] SEPA Commitment Fee [Member]	Common Stock [Member] Lincoln Park [Member]		Additional Paid-in Capital [Member]		Additional Paid-in Capital [Member] SEPA Commitment Fee [Member]	Additional Paid-in Capital [Member] Lincoln Park [Member]	[2]	Accumulated Deficit [Member]
Balance at the beginning (in shares) at Dec. 31, 2022	[1]					23,237,703
Balance at the beginning at Dec. 31, 2022						$ 4,040
Balance at the beginning (in shares) at Dec. 31, 2022	[1],[2]							138,922
Beginning Balance at Dec. 31, 2022		$ (17,234,376)						$ 13	[2]				$ 59,346,016	[2]				$ (76,580,405)
Issuance of Common Stock and Series A preferred stock upon conversion of convertible notes in connection with the reverse recapitalization (in Shares)	[1]					1,361,787		34,045	[2]
Issuance of Common Stock and Series A preferred stock upon conversion of convertible notes in connection with the reverse recapitalization		13,345,380				$ 13,617,870		$ 3	[2]				13,345,377	[2]
Conversion of Legacy Nuburu convertible preferred stock into Common Stock in connection with the reverse recapitalization (in shares)	[1]					(23,237,703)		580,943	[2]
Conversion of Legacy Nuburu convertible preferred stock into Common Stock in connection with the reverse recapitalization		1,776				$ (4,040)		$ 59	[2]				1,717	[2]
Issuance of Common Stock and Series A preferred stock upon the reverse recapitalization, net of issuance costs (in shares)	[1]					1,481,666		80,844	[2]
Issuance of Common Stock and Series A preferred stock upon the reverse recapitalization, net of issuance costs		(18,071,768)				$ 14,816,660		$ 9	[2]				(18,071,777)	[2]
Issuance of Common Stock and Series A preferred stock to satisfy certain reverse recapitalization costs (in shares)	[1]					195,452		4,887	[2]
Issuance of Common Stock and Series A preferred stock to satisfy certain reverse recapitalization costs		(1,954,540)				$ 1,954,520							(1,954,540)	[2]
Recognition of Public Warrants upon the reverse recapitalization		(1,336,863)											(1,336,863)	[2]
Issuance of Common Stock from the Lincoln Park Purchase Agreement, shares	[1],[2]										42,048
Issuance of Common Stock from the Lincoln Park Purchase Agreement					$ 2,099,997						$ 4	[2]				$ 2,099,993
Issuance of Common Stock warrants in connection with the June 2023 Convertible Notes (net of issuance cost of $160,345)		2,351,414											2,351,414	[2]
Issuance of Common Stock upon conversion of convertible preferred stock (in Shares)	[1]					(650,000)
Issuance of Common Stock upon conversion of convertible preferred stock						$ (6,500,000)
Issuance of Common Stock upon conversion of convertible preferred stock (in Shares)	[1],[2]							32,500
Issuance of Common Stock upon conversion of convertible preferred stock		6,500,000						$ 3	[2]				6,499,997	[2]
Issuance of Common Stock from option exercises, shares	[1],[2]							129
Issuance of Common Stock from option exercises		6,999											6,999	[2]
Issuance of Common Stock from releases of restricted stock units, shares	[1],[2]							9,793
Issuance of Common Stock from releases of restricted stock units	[2]							$ 2					(2)
Restricted stock units used for tax withholdings, shares	[1],[2]							(1,749)
Restricted stock units used for tax withholdings		(33,903)						$ (1)	[2]				(33,902)	[2]
Stock-based compensation		2,490,409											2,490,409	[2]
Net loss		$ (20,710,446)																(20,710,446)
Balance at the ending (in shares) at Dec. 31, 2023		2,388,905				2,388,905	[1]
Balance at the ending at Dec. 31, 2023		$ 23,889,050				$ 23,889,050
Balance at the ending (in shares) at Dec. 31, 2023	[1],[2]							922,362
Ending Balance at Dec. 31, 2023		(32,545,921)						$ 92	[2]				64,744,838	[2]				(97,290,851)
Issuance of Common Stock (in shares)								40,000
Issuance of Common Stock		200,000						$ 4					199,996
Issuance of Common Stock from releases of restricted stock units, shares								1,237
Issuance of Common Stock from releases of restricted stock units								$ 1					(1)
Stock-based compensation		614,115											614,115
Net loss		(5,705,098)																(5,705,098)
Balance at the ending (in shares) at Mar. 31, 2024						2,388,905
Balance at the ending at Mar. 31, 2024						$ 23,889,050
Balance at the ending (in shares) at Mar. 31, 2024								963,314
Ending Balance at Mar. 31, 2024		$ (37,434,715)						$ 96					65,557,076					(102,991,887)
Balance at the beginning (in shares) at Dec. 31, 2023		2,388,905				2,388,905	[1]
Balance at the beginning at Dec. 31, 2023		$ 23,889,050				$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2023	[1],[2]							922,362
Beginning Balance at Dec. 31, 2023		(32,545,921)						$ 92	[2]				64,744,838	[2]				(97,290,851)
Net loss		(18,343,981)
Balance at the ending (in shares) at Jun. 30, 2024						2,388,905
Balance at the ending at Jun. 30, 2024						$ 23,889,050
Balance at the ending (in shares) at Jun. 30, 2024								3,247,323
Ending Balance at Jun. 30, 2024		$ (34,793,016)						$ 325					80,832,984					(115,626,325)
Balance at the beginning (in shares) at Dec. 31, 2023		2,388,905				2,388,905	[1]
Balance at the beginning at Dec. 31, 2023		$ 23,889,050				$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2023	[1],[2]							922,362
Beginning Balance at Dec. 31, 2023		(32,545,921)						$ 92	[2]				64,744,838	[2]				(97,290,851)
Net loss		(22,689,705)
Balance at the ending (in shares) at Sep. 30, 2024						2,388,905
Balance at the ending at Sep. 30, 2024						$ 23,889,050
Balance at the ending (in shares) at Sep. 30, 2024								5,686,498
Ending Balance at Sep. 30, 2024		$ (36,263,344)						$ 569					83,708,136					(119,972,049)
Balance at the beginning (in shares) at Dec. 31, 2023		2,388,905				2,388,905	[1]
Balance at the beginning at Dec. 31, 2023		$ 23,889,050				$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2023	[1],[2]							922,362
Beginning Balance at Dec. 31, 2023		(32,545,921)						$ 92	[2]				64,744,838	[2]				(97,290,851)
Issuance of Common Stock (in shares)	[1],[2]							40,000
Issuance of Common Stock		$ 200,000						$ 4	[2]				199,996	[2]
Fractional shares issued for stock split, shares	[1],[2]							25,635
Fractional shares issued for stock split	[2]							$ 3					(3)
Common stock issued for services, shares		12,500						12,500	[1],[2]
Common stock issued for services		$ 1						$ 1	[2]
Issuance of Common Stock to extinguish debt		$ 25,051,755						$ 1,924	[2]				25,049,831	[2]
Issuance of Common Stock to extinguish debt, shares	[1],[2]							19,234,912
Issuance of Common Stock from option exercises, shares		0
Issuance of Common Stock from releases of restricted stock units, shares	[1],[2]							52,789
Issuance of Common Stock from releases of restricted stock units	[2]							$ 6					(6)
Restricted stock units used for tax withholdings, shares	[1],[2]							(13,960)
Restricted stock units used for tax withholdings		$ (73,204)						$ (2)	[2]				(73,202)	[2]
Issuance of warrants		2,180,522											2,180,522	[2]
Stock-based compensation		1,866,095											1,866,095	[2]
Net loss		$ (34,515,754)																(34,515,754)
Balance at the ending (in shares) at Dec. 31, 2024		2,388,905	[3]			2,388,905	[1]
Balance at the ending at Dec. 31, 2024		$ 23,889,050	[3]			$ 23,889,050
Balance at the ending (in shares) at Dec. 31, 2024	[1],[2]							20,274,238
Ending Balance at Dec. 31, 2024		(37,836,506)						$ 2,028	[2]				93,968,071	[2]				(131,806,605)
Balance at the beginning (in shares) at Mar. 31, 2024						2,388,905
Balance at the beginning at Mar. 31, 2024						$ 23,889,050
Balance at the beginning (in shares) at Mar. 31, 2024								963,314
Beginning Balance at Mar. 31, 2024		(37,434,715)						$ 96					65,557,076					(102,991,887)
Issuance of Common Stock to extinguish debt		13,356,412						$ 225					13,356,187
Issuance of Common Stock to extinguish debt, shares								2,248,312
Issuance of Common Stock from releases of restricted stock units, shares								48,779
Issuance of Common Stock from releases of restricted stock units								$ 5					(5)
Stock-based compensation		450,572											450,572
Net loss		(12,638,883)																(12,638,883)
Balance at the ending (in shares) at Jun. 30, 2024						2,388,905
Balance at the ending at Jun. 30, 2024						$ 23,889,050
Balance at the ending (in shares) at Jun. 30, 2024								3,247,323
Ending Balance at Jun. 30, 2024		(34,793,016)						$ 325					80,832,984					(115,626,325)
Fractional shares issued for stock split, shares								25,635
Fractional shares issued for stock split								$ 3					(3)
Common stock issued for services, shares								12,500
Common stock issued for services		1						$ 1
Issuance of Common Stock to extinguish debt, shares								1,491
Issuance of Common Stock from releases of restricted stock units, shares								2,399,850
Issuance of Common Stock from releases of restricted stock units		1,828,292						$ 240					1,828,052
Stock-based compensation		447,605											447,605
Net loss		(4,345,724)																(4,345,724)
Balance at the ending (in shares) at Sep. 30, 2024						2,388,905
Balance at the ending at Sep. 30, 2024						$ 23,889,050
Balance at the ending (in shares) at Sep. 30, 2024								5,686,498
Ending Balance at Sep. 30, 2024		$ (36,263,344)						$ 569					83,708,136					(119,972,049)
Balance at the beginning (in shares) at Dec. 31, 2024		2,388,905	[3]			2,388,905	[1]
Balance at the beginning at Dec. 31, 2024		$ 23,889,050	[3]			$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2024	[1],[2]							20,274,238
Beginning Balance at Dec. 31, 2024		(37,836,506)						$ 2,028	[2]				93,968,071	[2]				(131,806,605)
Issuance of Common Stock to extinguish debt		4,390,251						$ 5,438					4,384,813
Issuance of Common Stock to extinguish debt, shares								15,551,122
Stock-based compensation		571,708											571,708
Net loss		(16,611,425)																(16,611,425)
Balance at the ending (in shares) at Mar. 31, 2025								48,833,664
Ending Balance at Mar. 31, 2025		$ (38,977,924)						$ 8,767					99,033,289					(138,019,980)
Balance at the beginning (in shares) at Dec. 31, 2024		2,388,905	[3]			2,388,905	[1]
Balance at the beginning at Dec. 31, 2024		$ 23,889,050	[3]			$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2024	[1],[2]							20,274,238
Beginning Balance at Dec. 31, 2024		(37,836,506)						$ 2,028	[2]				93,968,071	[2]				(131,806,605)
Net loss		$ (51,257,996)
Balance at the ending (in shares) at Sep. 30, 2025	[3]	2,188,905
Balance at the ending at Sep. 30, 2025	[3]	$ 0
Balance at the ending (in shares) at Sep. 30, 2025								208,586,879
Ending Balance at Sep. 30, 2025		(53,856,310)						$ 24,740					118,785,501					(172,666,551)
Balance at the beginning (in shares) at Mar. 31, 2025								48,833,664
Beginning Balance at Mar. 31, 2025		(38,977,924)						$ 8,767					99,033,289					(138,019,980)
Issuance of Common Stock (in shares)										1,332,623
Issuance of Common Stock				$ 545,309						$ 133					$ 545,176
Common stock issued for services, shares								3,830,189
Common stock issued for services		600,000						$ 383					599,617
Issuance of Common Stock to extinguish debt		5,025,935						$ 1,629					5,024,306
Issuance of Common Stock to extinguish debt, shares								16,294,942
Issuance of Common Stock from releases of restricted stock units, shares								1,869
Stock-based compensation		282,106											282,106
Net loss		(12,224,975)																(12,224,975)
Balance at the ending (in shares) at Jun. 30, 2025								70,292,737
Ending Balance at Jun. 30, 2025		(44,749,722)						$ 10,912					105,484,321					(150,244,955)
Issuance of Common Stock (in shares)										11,134,581
Issuance of Common Stock				$ 2,308,076						$ 1,113					$ 2,306,963
Issuance of Common Stock to extinguish debt		5,051,158						$ 2,847					5,048,311
Issuance of Common Stock to extinguish debt, shares								28,473,627
Issuance of Common Stock from releases of restricted stock units, shares								806
Stock-based compensation		166,132											166,132
Net loss		$ (22,421,596)																(22,421,596)
Balance at the ending (in shares) at Sep. 30, 2025	[3]	2,188,905
Balance at the ending at Sep. 30, 2025	[3]	$ 0
Balance at the ending (in shares) at Sep. 30, 2025								208,586,879
Ending Balance at Sep. 30, 2025		$ (53,856,310)						$ 24,740					$ 118,785,501					$ (172,666,551)

[1]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.
[2]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[3]	As of September 30, 2025, the value of the convertible preferred stock is presented within preferred stock liability. For additional information, See Note 9.